OTHER CURRENT LIABILITIES (Schedule Of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities [Line Items]
Employees and related expenses	$ 19,439	$ 17,807
Government institutions	4,052	3,178
Income tax payable	19,241	1,239
Warranty reserve	1,418	1,248
Other current liabilities	1,453	1,209
Other	6,377	4,585
Total other current liabilities	$ 51,980	$ 29,266